Consolidated Balance Sheets (Parenthetical) ¥ in Thousands, $ in Thousands	Mar. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2022 CNY (¥) shares	Mar. 31, 2021 USD ($) $ / shares shares	Mar. 31, 2021 CNY (¥) shares
Short-term borrowings	$ 25,417	¥ 161,126		¥ 85,566
Accounts payable	14,863	94,224		71,848
Salary and welfare payable	1,084	6,871		6,309
Accrued liabilities and other current liabilities	4,310	27,324		30,055
Amounts due to related parties, current	35	219		910
Contract liabilities	1,105	7,007		3,866
Operating lease liabilities, current	1,578	10,001		8,063
Derivative liabilities	1,433	9,086		9,996
Operating lease liabilities, non-current	4,448	28,197		19,997
Long-term borrowings				68,075
Other debts, non-current	28,562	181,062		433,292
Nonrecourse [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Short-term borrowings		872		3,484
Accounts payable		55,144		29,940
Intra group payables due to subsidiaries, Current		945,960		611,112
Salary and welfare payable		5,597		4,851
Accrued liabilities and other current liabilities		25,786		24,536
Amounts due to related parties, current		4		910
Contract liabilities		7,007		3,706
Operating lease liabilities, current		7,238		6,058
Derivative liabilities	$ 0	0	$ 0	0
Deferred tax liabilities		(1,369)		1,852
Operating lease liabilities, non-current		28,197		19,997
Long-term borrowings		0		872
Other debts, non-current		157,874		415,122
Nonrecourse [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Accounts Payable Current [Member]
Intra group payables due to subsidiaries, Current		605,803		409,939
Nonrecourse [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Accounts Payable And Other Accrued Liabilities Current [Member]
Intra group payables due to subsidiaries, Current		¥ 340,157		¥ 201,173
Class A Ordinary Shares [Member]
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.001		$ 0.001
Common Stock, Shares Authorized | shares	129,500,000	129,500,000	129,500,000	129,500,000
Common Stock, Shares, Issued | shares	55,709,591	55,709,591	54,505,108	54,505,108
Common Stock, Shares, Outstanding | shares	55,709,591	55,709,591	54,505,108	54,505,108
Class B Ordinary Shares [Member]
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.001		$ 0.001
Common Stock, Shares Authorized | shares	15,000,000	15,000,000	15,000,000	15,000,000
Common Stock, Shares, Issued | shares	13,037,729	13,037,729	13,037,729	13,037,729
Common Stock, Shares, Outstanding | shares	13,037,729	13,037,729	13,037,729	13,037,729